INVESTMENT IN ASSOCIATE (Details) - Stimunity S.A. [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Principal place of business of associate	Biotechnology
Country of incorporation of associate	Paris, France
Proportion of voting rights held in associate	44.00%	44.00%